Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	December 31,
	2024	2025
	$’000	$’000
ASSETS
Current assets
Cash and cash equivalents	10,652	150
Prepayments, other receivables and other assets	30	47
Total current assets	10,682	197
Non-current assets
Due from related parties	177,507	195,029
Investment in subsidiaries	138,588	142,214
Total non-current assets	316,095	337,243
Total assets	326,777	337,440
LIABILITIES
Current liabilities
Accounts payable	538	460
Other payables and accruals.	95	354
Due to related parties	—	8,848
Interest-bearing bank and other borrowings	10,810	13,200
Total current liabilities	11,443	22,862
Total liabilities	11,443	22,862
Class A Ordinary shares (par value of $0.0001 per share; 93,710,803 shares outstanding as of December 31, 2024; and 103,010,803 shares outstanding as of December 31, 2025)	9	10
Class B Ordinary shares (par value of $0.0001 per share; 16,990,000 shares outstanding as of December 31, 2024 and 2025)	2	2
Share premium	439,016	439,266
Share based payments reserve	20,311	21,592
Accumulated deficit	(144,004)	(146,292)
Total shareholders’ equity	315,334	314,578
Total liabilities and shareholders’ equity	326,777	337,440

Schedule of Parent Company Statements of Income and Comprehensive Income

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2023	2024	2025
	$’000	$’000	$’000
REVENUE	—	—	—
Other operating income, net	242	1,305	39
General and administrative expenses	(6,196)	(1,473)	(1,572)
Research and development expenses	—	—	—
Total operating loss	(5,954)	(168)	(1,533)
Other income and gains	—	283	105
Other expenses	—	—	—
Investment income	—	—	—
Fair value loss on financial liabilities at FVTPL	(39,171)	—	—
Finance costs	(249)	(630)	(860)
LOSS BEFORE TAX	(45,374)	(515)	(2,288)
Income tax expense	—	—	—
LOSS FOR THE YEAR	(45,374)	(515)	(2,288)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(45,374)	(515)	(2,288)

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2023	2024	2025
	$’000	$’000	$’000
Net cash flows used in operating activities	(13,143)	(56,397)	(12,009)
Net cash flows provided by/ (used in) investing activities	(38,082)	4,193	(300)
Net cash flows provided by/ (used in) financing activities	102,181	(294)	1,807
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	50,956	(52,498)	(10,502)
Cash and cash equivalents at beginning of year	12,194	63,150	10,652
CASH AND CASH EQUIVALENTS AT END OF YEAR	63,150	10,652	150